SELECTED STATEMENTS OF OPERATIONS DATA (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Research and Development Expense [Abstract]
Total costs	$ 13,633	$ 9,743	$ 8,680
Less - capitalized software development costs	(3,464)	(4,735)	(5,387)
Research and development expenses, net	$ 10,169	$ 5,008	$ 3,293